Recent Accounting Pronouncements and Significant Accounting Policies, Financing Costs and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Costs and Liabilities [Abstract]
Loss on extinguishment of debt	$ (387)	$ 0	$ 0